Financial Instruments (Details 1) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Derivatives Fair Value Designated As Hedging [Line Items]
Assets	$ 1,936,000	$ 2,659,000
Liabilities	(12,772,000)	(29,365,000)
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	130,342,000	91,349,000
Non Hedging Liabilities	(124,329,000)	(95,199,000)
Foreign Exchange Contract Current 1 [Member]
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	25,919,000	25,582,000
Non Hedging Liabilities	(20,729,000)	(29,295,000)
Foreign Exchange Contract Non Current 1 [Member]
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	856,000	0
Non Hedging Liabilities	(33,000)	(137,000)
embedded derivative
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	0	0
Non Hedging Liabilities	(103,567,000)	(65,767,000)
Bond option
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	103,567,000	65,767,000
Non Hedging Liabilities	0	0
Foreign Exchange Contract Current [Member]
Derivatives Fair Value Designated As Hedging [Line Items]
Assets	1,465,000	2,659,000
Liabilities	(8,628,000)	(24,509,000)
Foreign Exchange Contract Non Current [Member]
Derivatives Fair Value Designated As Hedging [Line Items]
Assets	471,000
Liabilities	(347,000)	(77,000)
Interest Rate Contract Non Current Dollar [Member]
Derivatives Fair Value Designated As Hedging [Line Items]
Assets	0
Liabilities	$ (3,797,000)	$ (4,779,000)